CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Time charter revenues	$ 228,209	$ 262,098	$ 289,972
OPERATING EXPENSES
Voyage expenses	13,607	13,621	6,942
Vessel operating expenses	82,587	85,486	72,033
Depreciation and amortization of deferred charges	44,691	49,785	43,326
General and administrative expenses	33,435	32,968	29,367
Management fees to a related party (Note 4(a))	1,332	1,313	511
Gain on sale of vessels (Notes 6)	(5,799)	(5,323)	(2,850)
Insurance recoveries	0	0	(1,789)
Other operating income	(422)	(1,464)	265
Operating income, total	58,778	85,712	142,697
OTHER INCOME/(EXPENSES)
Interest expense and finance costs (Note 13)	(47,468)	(49,331)	(27,419)
Interest and other income	8,369	8,170	2,737
Gain/(loss) on derivative instruments (Note 8)	274	(439)	0
Loss on extinguishment of debt (Note 8)	(3,475)	(748)	(435)
Gain on deconsolidation of subsidiary	0	844	0
Gain/(loss) on equity securities (Note 5(b))	(400)		0
Gain/(loss) on equity securities (Note 5(b))		2,813
Gain on warrants (Note 11(e))	719	1,583	0
Gain/(loss) from equity method investments (Note 4)	(146)	(262)	894
Total other expenses, net	(46,032)	(35,868)	(23,634)
Net income	12,746	49,844	119,063
Dividends on series B preferred shares (Notes 11(b) and 14)	(5,769)	(5,769)	(5,769)
Net income attributable to common stockholders	$ 6,977	$ 44,075	$ 113,294
Earnings per common share, basic (Note 14)	$ 0.06	$ 0.44	$ 1.42
Earnings per common share, diluted (Note 14)	$ 0.05	$ 0.42	$ 1.36
Weighted average number of common shares outstanding, basic (Note 14)	115,956,249	100,166,629	80,061,040
Weighted average number of common shares outstanding, diluted (Note 14)	118,655,243	101,877,142	83,318,901
Gain/(loss) on related party investments (Note 5(a))	$ (3,905)	$ 1,502	$ 589
Related Party [Member]
Gain/(loss) on related party investments (Note 5(a))	$ (3,905)	$ 1,502	$ 589